Shareholders' Equity (Details 1) - Stock options [Member] $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares
Number of shares upon exercise
Outstanding as of beginning of year | shares	2,733,166
Granted | shares	35,000
Exercised | shares	445,165
Forfeited | shares	52,253
Outstanding as of end of year | shares	2,270,748
Exercisable as of end of year | shares	872,938
Weighted average exercise price
Outstanding as of beginning of year | $ / shares	$ 7.01
Granted | $ / shares	19.96
Exercised | $ / shares	3.13
Forfeited | $ / shares	8.66
Outstanding as of end of year | $ / shares	8.01
Exercisable as of end of year | $ / shares	$ 5.73
Weighted- average remaining contractual term (in years)
Outstanding as of beginning of year	7 years 9 months 11 days
Granted	9 years 9 months 18 days
Exercised	4 years 9 months
Forfeited	7 years 9 months 3 days
Outstanding as of end of year	7 years 10 months 17 days
Exercisable as of end of year	6 years 10 months 17 days
Aggregate intrinsic value
Outstanding as of beginning of year | $	$ 16,054	[1]
Outstanding as of end of year | $	25,950	[1]
Exercisable as of end of year | $	$ 11,892	[1]

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2017 is based on the share price of the Company's ordinary shares as of June 30, 2017 which was $19.35 per share.